CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 116,856	$ 90,121	$ 106,092
Short-term investments	4,995	93,822	127,703
Interest receivable	53	206	157
Prepaid expenses and other current assets	626	3,486	7,100
Prepaid expenses to related party			2,000
Total current assets	122,530	187,635	243,052
Restricted cash		852	852
Other assets		122	612
Property and equipment, net			930
Operating lease right-of-use assets		2,187	31,633
Total assets	122,530	190,796	277,079
Current liabilities:
Accounts payable	51	6,761	3,004
Accrued expenses	1,361	10,086	13,985
Income tax payable			128
Operating lease liability, current		10,781	7,165
Total current liabilities	1,412	28,367	24,338
Operating lease liability, long term		16,648	28,222
Total liabilities	1,412	45,015	52,560
Stockholders' equity:
Preferred stock
Common stock	11	11	9
Additional paid-in capital	817,935	802,025	690,753
Accumulated other comprehensive loss	(134)	(62)	(468)
Accumulated deficit	(696,694)	(656,193)	(465,775)
Total stockholders' equity	121,118	145,781	224,519
Total liabilities and stockholders' equity	$ 122,530	190,796	277,079
Related Party
Current liabilities:
Amount due to related party		$ 739	$ 56